Schedule of Selling General and Administrative Expenses (Details) - USD ($) $ in Thousands	3 Months Ended											6 Months Ended		12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	[1]	Mar. 31, 2020	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Non-interest Expense Detail
Legal and accounting												$ 153	$ 126	$ 166	$ 224
Salaries and related expenses												789	328	819	975
Board related expenses												50	50	99	99
Advertising												62	61	65	85
Rent and utilities												43	22	53	52
Loan and foreclosed asset expenses												142	237	348	498
Travel												78	60	154	140
Other												93	91	169	112
Total SG&A	$ 713	$ 697	$ 415	$ 483	$ 438	$ 537	$ 648	$ 367	$ 462		$ 708	$ 1,410	$ 975	$ 1,873	$ 2,185

[1]	During the quarter ended June 30, 2020, net interest income after loan loss provision was reduced due to COVID-19 by $1,492. In addition, the Company wrote off $469 of interest income directly related to COVID-19. During the quarter ended June 30, 2020, impairment loss on foreclosed assets of $91 was due to the impact of COVID-19.